Schedule of property and equipment (Details)	Mar. 31, 2026
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	4 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	4 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful lives	3 years